Other financial assets and liabilities - Summary of financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [Abstract]
Total other non-current other financial liabilities	$ 591	$ 513
Total other current financial liabilities	112	273
Total other financial liabilities	0	4
Total other financial liabilities
Disclosure of financial liabilities [Abstract]
Total other non-current other financial liabilities	591	513
Total other current financial liabilities	112	273
Total other financial liabilities	703	786
Derivatives not related to net debt
Disclosure of financial liabilities [Abstract]
Total other non-current other financial liabilities	252	198
Total other current financial liabilities	84	68
Total other financial liabilities	336	266
Derivatives related to net debt
Disclosure of financial liabilities [Abstract]
Total other non-current other financial liabilities	339	315
Total other current financial liabilities	28	201
Total other financial liabilities	367	516
Other financial liabilities
Disclosure of financial liabilities [Abstract]
Total other non-current other financial liabilities	0	0
Total other current financial liabilities	0	4
Total other financial liabilities	$ 0	$ 4